Accumulated Other Comprehensive Income (Loss) - Reclassification Out of Each Component of AOCIL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassifications out of AOCIL [Abstract]
Income tax expense	$ 14,609	$ 14,437	$ 14,418
Interest income	239,677	169,008	138,080
Reclassifications, net of tax	59,067	63,351	62,895
Reclassified From AOCIL
Reclassifications out of AOCIL [Abstract]
Reclassifications, net of tax	(520)
Unrealized Gains (Losses) on Securities AFS | Reclassified From AOCIL
Reclassifications out of AOCIL [Abstract]
Net gains (losses) on securities available for sale	(222)	(275)	1,411
Income tax expense	(47)	(58)	296
Reclassifications, net of tax	(175)	$ (217)	$ 1,115
Unrealized Gains on Derivative Instruments | Reclassified From AOCIL
Reclassifications out of AOCIL [Abstract]
Income tax expense	92
Interest income	437
Reclassifications, net of tax	$ 345